Average Annual Total Returns	12 Months Ended										60 Months Ended	80 Months Ended	120 Months Ended	126 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Ancora Income Fund
Prospectus [Line Items]
Average Annual Return, Percent	3.56%
Ancora Income Fund | Bllomberg US Aggregate Index
Prospectus [Line Items]
Average Annual Return, Percent	7.30%										(0.36%)		2.01%
Ancora Income Fund | class I
Prospectus [Line Items]
Average Annual Return, Percent	3.56%	9.69%	9.95%	13.59%	9.22%	3.72%	13.46%	(3.40%)	7.14%	6.21%	3.34%		4.31%
Ancora Income Fund | class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.34%										1.31%		2.29%
Ancora Income Fund | class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.08%										1.69%		2.51%
Ancora/Thelen Small-Mid Cap
Prospectus [Line Items]
Average Annual Return, Percent	4.10%
Ancora/Thelen Small-Mid Cap | Class I
Prospectus [Line Items]
Average Annual Return, Percent	4.10%	18.23%	21.22%	(17.32%)	24.43%	12.13%	24.90%	(12.69%)	19.05%	16.58%	8.95%		10.05%
Ancora/Thelen Small-Mid Cap | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.93%										6.62%		8.43%
Ancora/Thelen Small-Mid Cap | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.68%										6.52%		7.80%
Ancora/Thelen Small-Mid Cap | Class I | Russell 2500 Index
Prospectus [Line Items]
Average Annual Return, Percent	11.91%										7.26%		10.41%
Ancora/Thelen Small-Mid Cap | Class S
Prospectus [Line Items]
Average Annual Return, Percent	4.30%										9.20%			10.33%
Ancora/Thelen Small-Mid Cap | Class S | Russell 2500 Index
Prospectus [Line Items]
Average Annual Return, Percent	11.91%										7.26%			10.41%
Ancora Dividend Value Equity Fund
Prospectus [Line Items]
Average Annual Return, Percent	7.84%
Ancora Dividend Value Equity Fund | Russell 1000 Index
Prospectus [Line Items]
Average Annual Return, Percent	15.91%										11.33%	10.39%
Ancora Dividend Value Equity Fund | CLASS I
Prospectus [Line Items]
Average Annual Return, Percent	7.84%	16.44%	13.93%	(11.41%)	27.36%	8.95%	12.98%				10.05%	10.87%
Ancora Dividend Value Equity Fund | CLASS I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.77%										9.24%	10.11%
Ancora Dividend Value Equity Fund | CLASS I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.09%										7.69%	8.48%